Net (loss) income per share and net (loss) income attributable to ordinary shareholders (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per share | ¥		¥ 35,517,634	¥ (75,422,408)	¥ (581,883,146)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share | shares		31,977,665	31,971,245	32,544,878
Basic net (loss) income per ordinary share | (per share)	$ 0.16	¥ 1.11	¥ (2.36)	¥ (17.88)
Numerator:
Net (loss) income attributable to ordinary shareholders of DouYu Holdings Limited | ¥		¥ 35,517,634	¥ (75,422,408)	¥ (581,883,146)
Net (loss) income attributable to ordinary shareholders for computing diluted net (loss) income per ordinary share | ¥		¥ 35,517,634	¥ (75,422,408)	¥ (581,883,146)
Denominator:
Weighted average number of ordinary shares used in computing basic (loss) income per ordinary share | shares		31,977,665	31,971,245	32,544,878
Weighted average ordinary shares used in computing diluted (loss) income per ordinary share | shares		31,977,665	31,971,245	32,544,878
Diluted net (loss) income per ordinary share | (per share)	$ 0.16	¥ 1.11	¥ (2.36)	¥ (17.88)